UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2007                                                        (Unaudited)

                                                                          Value
                                                         Shares           (000)
--------------------------------------------------------------------------------
COMMON STOCK (88.7%)
BANKS (3.6%)
   First Horizon National .........................        145,800   $    4,625
   Great Lakes Bancorp* ...........................         94,900        1,170
   TF Financial ...................................         32,000          904
   US Bancorp .....................................         65,000        1,947
   Washington Mutual ..............................         62,896        2,360
                                                                     ----------
                                                                         11,006
                                                                     ----------
ELECTRONICS MANUFACTURING (3.8%)
   General Electric ...............................        298,900       11,585
                                                                     ----------

ENERGY (11.8%)
   ENSCO International ............................        140,000        8,550
   Mariner Energy* ................................        314,400        6,643
   Nabors Industries Ltd.* ........................        243,600        7,123
   PetroChina(A) ..................................      2,522,000        3,757
   Petroplus Holdings* ............................        112,190       10,249
                                                                     ----------
                                                                         36,322
                                                                     ----------
FINANCIAL SERVICES (7.7%)
   Capital One Financial ..........................         78,473        5,553
   Leucadia National ..............................        262,410        9,867
   Marsh & McLennan ...............................         60,100        1,656
   Phoenix ........................................        209,300        2,886
   Western Union ..................................        189,850        3,787
                                                                     ----------
                                                                         23,749
                                                                     ----------
FOOD (1.9%)
   Nestle ADR .....................................         60,000        5,796
                                                                     ----------

HEALTH CARE (10.6%)
   Abbott Laboratories ............................        104,100        5,277
   Amgen* .........................................        121,480        6,528
   Baxter International ...........................        180,400        9,489
   Community Health Systems* ......................         85,000        3,306
   Novartis ADR ...................................        129,300        6,976
   Teva Pharmaceutical Industries ADR .............         28,000        1,177
                                                                     ----------
                                                                         32,753
                                                                     ----------
HEALTH CARE SERVICES (2.3%)
   IMS Health .....................................         39,426        1,109
   UnitedHealth Group .............................        126,004        6,103
                                                                     ----------
                                                                          7,212
                                                                     ----------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2007                                                        (Unaudited)

                                                                          Value
                                                         Shares           (000)
--------------------------------------------------------------------------------
MEDIA (9.9%)
   Discovery Holding* .............................        531,938   $   12,617
   Gannett ........................................         55,400        2,764
   Harte-Hanks ....................................        286,450        6,746
   Liberty Global, Cl A* ..........................         34,122        1,431
   Liberty Global, Ser C* .........................         93,591        3,729
   Liberty Media Capital, Ser A* ..................         14,583        1,669
   Liberty Media Interactive, Cl A* ...............         72,918        1,528
                                                                     ----------
                                                                         30,484
                                                                     ----------
MISCELLANEOUS (9.7%)
   3M .............................................        108,800        9,675
   Berkshire Hathaway, Cl A* ......................             41        4,510
   Berkshire Hathaway, Cl B* ......................          1,631        5,878
   Omnicom Group ..................................        186,840        9,691
                                                                     ----------
                                                                         29,754
                                                                     ----------
MISCELLANEOUS CONSUMER (9.6%)
   Dorel Industries, Cl B .........................        199,800        6,623
   Kimberly-Clark .................................         93,600        6,297
   Reckitt Benckiser(A) ...........................        310,800       16,749
                                                                     ----------
                                                                         29,669
                                                                     ----------
RETAIL (8.8%)
   Autozone* ......................................         65,300        8,281
   CVS Caremark ...................................        325,900       11,468
   Lowe's .........................................        267,200        7,484
                                                                     ----------
                                                                         27,233
                                                                     ----------
SERVICES (5.6%)
   Ryder System ...................................        219,700       11,945
   US Cellular* ...................................         53,900        5,228
                                                                     ----------
                                                                         17,173
                                                                     ----------
TECHNOLOGY (3.2%)
   Amdocs* ........................................        237,500        8,595
   First Data .....................................         39,375        1,252
                                                                     ----------
                                                                          9,847
                                                                     ----------
UTILITIES (0.2%)
   Florida Public Utilities .......................         60,499          735
                                                                     ----------

TOTAL COMMON STOCK
   (Cost $181,339) ................................                     273,318
                                                                     ----------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2007                                                        (Unaudited)

                                                          Face
                                                         Amount           Value
                                                          (000)           (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (5.8%)
   U.S. Treasury Bills(B)
     4.879%, 12/27/07 .............................   $     18,100   $   17,745
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $17,746) .................................                      17,745
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.7%)
   Federal Farm Credit Bank
     5.141%, 12/05/07 .............................         14,387       14,132
   Federal Farm Credit Bank
     5.109%, 02/15/08 .............................          3,613        3,514
                                                                     ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $17,648) .................................                      17,646
                                                                     ----------

RESIDENTIAL MORTGAGE OBLIGATIONS (0.8%)
   Chase Mortgage Finance Corporation, Ser S1,
     Cl 1A18
     5.500%, 05/25/35 .............................          1,124        1,077
   Countrywide Home Loan, Ser J9, Cl 2A6
     5.500%, 01/25/35 .............................            467          445
   Credit Suisse First Boston Mortgage Securities
     Corporation, Ser CK1, Cl A3
     6.380%, 12/18/35 .............................            500          511
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
     3.000%, 09/25/32 .............................             69           63
   Wells Fargo Mortgage Backed Securities Trust,
     Ser 8, Cl A9
     4.500%, 08/25/18 .............................            500          477
                                                                     ----------

TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $2,719) ..................................                       2,573
                                                                     ----------

CORPORATE OBLIGATIONS (0.3%)
   Archstone-Smith Trust
     6.875%, 02/15/08 .............................            102          102
   Blyth
     5.500%, 11/01/13 .............................            950          812
   General Motors, Ser 91-A2
     8.950%, 07/02/09 .............................             97           98
                                                                     ----------

TOTAL CORPORATE OBLIGATIONS
   (Cost $1,146) ..................................                       1,012
                                                                     ----------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2007                                                        (Unaudited)

                                                          Face
                                                         Amount           Value
                                                      (000)/Shares        (000)
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE OBLIGATION (0.3%)
   Credit Suisse First Boston Mortgage Securities
     Corporation, Ser 1, Cl 3A1
     5.250%, 02/25/35 .............................   $      1,000   $      996
                                                                     ----------

TOTAL COMMERCIAL MORTGAGE OBLIGATION
   (Cost $1,001) ..................................                         996
                                                                     ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (0.2%)
   Federal Home Loan Mortgage Corporation,
     Ser 3087, Cl VB
     5.500%, 08/15/18 .............................            368          362
   Federal National Mortgage Association
     5.500%, 01/01/09 .............................             25           25
   Government National Mortgage Association,
     Ser 58, Cl VA
     5.500%, 10/16/13 .............................            109          110
                                                                     ----------

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
   (Cost $503) ....................................                         497
                                                                     ----------

CASH EQUIVALENT (0.5%)
   Dreyfus Government Cash Management Fund,
     Institutional Class, 5.270%(C) ...............      1,473,799        1,474
                                                                     ----------

TOTAL CASH EQUIVALENT
   (Cost $1,474) ..................................                       1,474
                                                                     ----------

TOTAL INVESTMENTS - (102.3%)
   (Cost $223,576) + ..............................                  $  315,261
                                                                     ==========

Percentages are based on Net Assets of $308,248,106.

*     Non-income producing security.
(A) This security is traded on a foreign stock exchange. The total value of such securities at July 31, 2007 was $20,506,555 or 6.7% of Net Assets.
(B)   The rate shown is the effective yield at time of purchase.
(C)   The rate shown is the 7-day effective yield as of July 31, 2007.
ADR - AMERICAN DEPOSITARY RECEIPT
CL - CLASS
LTD. - LIMITED
SER - SERIES

+ AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $223,575,910, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $97,755,969 AND $(6,071,275), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMC-QH-002-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.